Borrowings	12 Months Ended
Mar. 31, 2024
Borrowing Abstract
Borrowings

32. Borrowings

		March 31,
	Term	2023	2024
Current
Secured
Vehicle loan	Less than 1 year	4,601	9,509
Non Convertible Debentures	Less than 1 year	417,178	108,105
Factoring	Less than 1 year	1,089,699	405,901
Unsecured
Unsecured loan from MAK Capital Fund, LP#	1 Year	821,900	-
Total		2,333,378	523,515

Non-Current
Vehicle loan	More than 1 year	19,274	23,884
Non Convertible Debentures	More than 1 year	-	90,793
Total		19,274	114,677

			Year of	Carrying amount
Particulars	Currency	Interest Rate	Maturity	March 31,
				2023	2024
Non Convertible Debentures	INR	14.25%	2025	417,178	198,898
Vehicle loan	INR	7%-11.25%	2025-2029	23,875	33,393
Factoring	INR	Floating rate*	On demand	1,089,699	405,901
Unsecured loan from MAK Capital Fund, LP#	USD	11%	2023	821,900	-
				2,352,652	638,192

#	Breach in Covenants- Refer to Note 40
*	3M MCLR + 0.25% to 1.35% spread

Bank overdrafts

The Group has an overdraft facility of INR 2,000 from the Federal bank This facility is fully secured against, pari passu charges on the entire other current assets and all movable fixed assets of “Yatra Online Limited” and “Yatra for Business Private Limited”. The entire amount of bank overdraft facility was undrawn as at March 31, 2024 and March 31, 2023.

Factoring*

The facility of INR 3,00,000 (March 31, 2023: INR 3,00,000) is taken from ICICI bank by the Group. The facility is fully secured against the fixed deposits. As on March 31, 2024, the Group has utilised INR Nil (March 31, 2023: INR Nil) out of the said facility for factoring. As on March 31, 2024, the Group has utilised INR 9,519 (March 31, 2023: INR 93,400) out of the above facility for issuance of bank guarantees.

The Group has facility of INR 550,000 from Axis bank. The facility is fully secured against exclusive charge on specific receivables discounted by Axis bank, pari passu charges on the entire other current assets and all movable fixed assets of “Yatra Online Limited” and “Yatra for Business Private Limited”, both present and future and cash margin in the form of fixed deposits for 20% of the facility. As on March 31, 2024, the Group has utilised INR 25,874 (March 31, 2023: INR 549,416) out of the above facility.

The Group has a facility of INR 400,000 from Federal bank. The facility is fully secured against exclusive charge on specific receivables discounted by Federal Bank, pari passu charges on the entire other current assets and all movable fixed assets of “Yatra Online Limited” and “Yatra for Business Private Limited”, both present and future and cash margin in the form of fixed deposits for 20% of the facility. As on March 31, 2024, the Group has utilised INR 118,309 (March 31, 2023: INR 396,049) out of the above facility.

The Group has a facility of INR 500,000 from IDFC bank. The facility is fully secured against exclusive charge on specific receivables discounted by IDFC Bank, pari passu charges on the entire other current assets and all movable fixed assets of “Yatra Online Limited” and “Yatra for Business Private Limited”, both present and future and cash margin in the form of fixed deposits for 20% of the facility. As on March 31, 2024, the Group has utilised INR 261,718 ((March 31, 2023: INR 144,233) out of the above facility for factoring.

*Refer to Note 26 for details of discounted receivables.

Unsecured loan from MAK Capital Fund, LP (Shareholder of the Parent Company)

During financial year March 31, 2023, the Parent Company had issued a promissory note for an aggregate principal amount of USD 10 million to MAK Capital Fund, LP, with a simple interest rate of 11% per annum (the “Note”), which was repayable along with interest on maturity date, i.e. October 5, 2023.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

On June 29, 2023, we made a partial pre-payment of $1.6 million of the $10.0 million principal amount outstanding under the Note issued pursuant to the Purchase Agreement. On September 28, 2023, we prepaid in full the outstanding US$9.45 million. Accordingly, all amounts due pursuant to the Note Purchase Agreement have been discharged and the Note was cancelled.

Non Convertible Debentures from Blacksoil Capital Pvt. Ltd. & Black Soil India Credit fund (“Blacksoil”)

During the financial year ending March 31, 2023, Yatra Online Limited had issued 600 unlisted, secured, redeemable, and non-convertible debentures (NCDs) of a nominal value of INR 500,000 each, issued and allotted by the Company on a private placement basis to Blacksoil aggregating to INR 300,000. These NCDs shall be redeemed with Interest @ 14.25% p.a. during a period of thirty months from the date of allotment (December 20, 2022). The first repayment of principal shall commence on August 31, 2023 and interest payment started from December 31, 2022. Post 12 months from the allotment date, till the time amount payable to Blacksoil is atleast INR 20,000, Yatra Online Limited shall have the right (but not the obligation) to redeem any or all of the NCDs by paying all outstanding amounts. Any prepayment will attract premium of 2% on the amount being redeemed/prepaid. These NCDs have been secured against the first pari-passu charge over the movable fixed assets and current assets (both present and future).

Further, during the financial year, parent company has exercised the right to redeem in full 600 unlisted, secured, redeemable, and non-convertible debentures (NCDs) of a nominal value of INR 500,000 each, issued and allotted by the Company on a private placement basis to Blacksoil aggregating to INR 300,000. The right has been exercised on January 31, 2024 and the amount outstanding on the date of redemption was 231,818.

During the financial year ending March 31, 2024, Yatra Online Limited had issued 400 unlisted, secured, redeemable, and non-convertible debentures (NCDs) of a nominal value of INR 5,00,000 each, issued and allotted by the Company on a private placement basis to Blacksoil aggregating to INR 200,000. These NCDs shall be redeemed with Interest @ 14.25% p.a. during a period of thirty months from the date of allotment (August 18, 2023). The first repayment of principal shall commence on April 30, 2024 and interest payment started from August 31, 2023. Post 12 months from the allotment date, till the time amount payable to Blacksoil is atleast INR 20,000, Yatra Online Limited shall have the right (but not the obligation) to redeem any or all of the NCDs by paying all outstanding amounts. Any prepayment will attract premium of 2% on the amount being redeemed/prepaid. These NCDs have been secured against the first pari-passu charge over the movable fixed assets and current assets (both present and future).

Non Convertible Debentures from NP1 Capital trust

During the financial year ending March 31, 2023, Yatra Online Freight Private Limited (“Yatra Freight”) has issued 1,500 Nos. of Non-Convertible Debenture (“NCD”) at face value of INR 100,000 each to NP1 Capital trust, aggregating to INR 150,000. The entire NCDs shall be redeemed proportionately with Interest @ 14% p.a. with quarterly coupon payment of INR 1200 in each quarter for a period of twenty-four months. The amount against issuance of NCDs have been received by Yatra Freight on July 1, 2022, whereas the first repayment of Principal was from September 30, 2022, and interest payment commenced from July 31, 2022, and last payment of Interest and Principal shall be made on June 30, 2024.

The NCDs have been secured against the first pari-passu charge over the current assets (both present and future) and exclusive first charge on Intangible Assets (both present and future) of Yatra Freight and a corporate guarantee from Yatra Online Limited.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

During the financial year ending March 31, 2024, Yatra Online Freight Private Limited (“Yatra Freight”) has exercised the right to redeem in full, outstanding Non-Convertible Debenture (“NCD”) issued to NP1 Capital trust, aggregating to INR 150,000.

Vehicle loan

This includes the vehicles taken on loan by the company. Refer to Note 19.

The Group has used the borrowings from banks and financial institutions for general corporate purposes for which such term loan was taken.